General and Administrative Expenses (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2018
General and Administrative Expenses [Abstract]
Audit fees	$ 20,000		$ 49,500	$ 91,700
Chief Executive and Chief Financial Officer compensation	3,000		6,600	12,000
Other professional fees	(46)		2,367	5,533
Total	22,954	$ 35,834	58,467	109,233
Public registration costs	$ 161,116	$ 115,761	$ 35,973	$ 350,167
Common shares, issued (in shares)	2,400,000		2,400,000	2,400,000
Common shares, outstanding (in shares)	2,400,000		2,400,000	2,400,000